Long-term debt - Reconciliation (Details) R in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 ZAR (R)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 USD ($)
Long-term debt
Balance at beginning of year			R 167,197		R 129,569
Loans raised			26,057		36,487
Loans repaid			(61,454)		(28,335)
Modification loss					1,193
Interest accrued			305		1,003
Amortisation of loan costs			160		135
Disposal of business			(2,673)
Transfer to disposal groups held for sale			(939)		(1,551)
Translation of foreign operations			(26,010)		29,723
Balance at end of year			102,643		167,197
Transfer of operating lease straight-lining under IAS 17 on initial application of IFRS 16
Long-term debt
Balance at beginning of year					(1,027)
After application of IFRS 16
Long-term debt
Balance at beginning of year					128,542
Revolving credit facility | Sasol Financing International
Long-term debt
Loans repaid			(55,400)	$ (3,600.0)	R (23,500)	$ (1,500.0)
Term loans | Sasol Financing International
Long-term debt
Loans repaid			R (5,400)	$ (350.0)
Bonds issued in March 2021
Long-term debt
Loans raised	R 23,100	$ 1,500.0